Income tax (Tables)	12 Months Ended
Mar. 31, 2021
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

The PRC	447,195	668,552	652,494	99,590
Non-PRC
- Hong Kong	(65)	(43)	(43)	(7)
- British Virgin Islands	(56,616)	(13,313)	26,319	4,017
- Cayman Islands	(34,053)	(76,384)	(68,019)	(10,381)
Income before income tax expense	356,461	578,812	610,751	93,219

Schedule of income tax expense

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Current tax expense	75,948	108,290	101,698	15,523
Deferred tax benefit	(14,688)	(7,206)	(7,152)	(1,092)
Total income tax expense	61,260	101,084	94,546	14,431

Schedule of the reconciliation of expected income tax to actual income tax expense

		Year ended March 31,
	Note	2019	2020	2021	2021
		RMB	RMB	RMB	US$

Income before income tax expense		356,461	578,812	610,751	93,219

Computed “expected” tax expense		89,115	144,703	152,688	23,305
Non-PRC entities not subject to income tax
- Hong Kong		16	11	11	2
- British Virgin Islands		14,154	3,328	(6,580)	(1,004)
- Cayman Islands		8,513	19,096	17,005	2,595
PRC dividend withholding tax	(i)	—	4,500	2,000	305
Preferential tax rates	(ii)	(51,428)	(70,580)	(68,027)	(10,383)
Others		890	26	(2,551)	(389)
Actual income tax expense		61,260	101,084	94,546	14,431

Notes:

(i)	During the years ended March 31, 2020 and 2021, PRC withholding tax of RMB4,500 and RMB2,000 (US$305) was levied on dividends distributed by the Company’s PRC subsidiary to its holding company outside the PRC.
(ii)	Impact of preferential tax rates for both basic and diluted per share is RMB0.42, RMB0.58 and RMB0.56 (US$0.09) for the years ended March 31, 2019, 2020 and 2021, respectively.

Schedule of deferred tax assets/(liabilities)

	March 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	51,092	56,309	8,594
Inventories	8,431	9,333	1,424
Others	1,786	1,584	242
Deferred tax assets	61,309	67,226	10,260

Deferred tax liabilities:
Deferred revenue	(38)	(29)	(4)
Property, plant and equipment	(5,504)	(5,433)	(829)
Intangible assets	(23,206)	(22,051)	(3,365)
Deferred tax liabilities	(28,748)	(27,513)	(4,198)

Net deferred tax assets	32,561	39,713	6,062

Classification on consolidated balance sheets:
Deferred tax assets	50,701	55,845	8,524
Deferred tax liabilities	(18,140)	(16,132)	(2,462)
Net deferred tax assets	32,561	39,713	6,062